[GRAPHIC GOES HERE]
Marshall Money Market Fund

Supplement to Class Y Shares Prospectus dated October 31, 1999 We are providing this Supplement to advise you of the following changes (effective April 1, 2000) to the Marshall Money Market Fund only:

 . M&I Investment Management Corp., the Funds investment adviser (Adviser), has reduced its contractual Management Fee from 0.50% to 0.15%. In addition, please note that the Adviser will voluntarily waive an additional 0.05% (such voluntary waiver may be terminated at any time); and

 . the Shareholder Services Fee will be increased from 0.02% to 0.25%.

Following is revised information that should replace the current information in the "Fees and Expenses of the Funds" table on page 10 of your current Prospectus, solely with respect to MARSHALL MONEY MARKET FUND (Money Market
Fund).

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Money Market Fund.



Shareholder Fees (fees paid directly from your investment) None Annual Fund
Operating Expenses (expenses deducted and expressed as a percentage of the Funds net assets) Management Fee

0.15%(2)

Distribution (12b-1) Fee
None
Shareholder Servicing Fee

0.25%

Other Expenses

0.15%

----
Total Annual Fund Operating Expenses(1)
0.55%

(1) Although not contractually obligated to do so, the Adviser expects to waive certain amounts. The net expenses the Money Market Fund expects to pay for the fiscal period ending August 31, 2000 are shown below.

Total Annual Fund Operating Expenses (after waivers)
0.50%

====

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses (after waivers) for the fiscal year ended August 31, 1999 were 0.66% and 0.41%, respectively.

(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee the Money Market Fund expects to actually pay (after the voluntary waiver) will be 0.10% for the fiscal year ending August 31, 2000. The management fee paid by the Money Market Fund (after the voluntary waiver) was 0.25% for the fiscal year ended August 31, 1999.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Money Market Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the service they provide to shareholders. For more complete descriptions of the various costs and expenses, see Marshall Funds, Inc. Information. Wire-transferred redemptions may be subject to an additional fee.

Example

This Example is intended to help you compare the cost of investing in the Money Market Fund's Class Y Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Money Market Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Money Market Fund's Class Y Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  Class Y Shares

-----------------------------------------------------------------------------
1 Year                                                             $ 56
3 Years                                                            $176
5 Years                                                            $307
10 Years                                                           $689
-----------------------------------------------------------------------------

February 29, 2000
Marshall Funds Investor Services

P.O. Box 1348
Milwaukee, WI  53201-1348
414-287-8555 or 800-236-FUND (3863)
Internet address:  http://www.marshallfunds.com
TDD:  Speech and Hearing Impaired Services

1-800-209-3520
25219 (2/00)                                       512744




[MARSHALL FUNDS LOGO]

Marshall Money Market Fund

Supplement to Class A Shares Prospectus dated October 31, 1999 We are providing this Supplement to advise you of the following changes (effective April 1, 2000) to the MARSHALL MONEY MARKET FUND only:

 . M&I Investment Management Corp., the Fund's investment adviser (Adviser), has reduced its contractual Management Fee from 0.50% to 0.15%. In addition, please note that the Adviser will voluntarily waive an additional 0.05% (such voluntary waiver may be terminated at any time); and

 . the Shareholder Services Fee will be increased from 0.02% to 0.25%.

Following is revised information that should replace the current information in the "Fees and Expenses of the Funds" table on page 9 of your current Prospectus, solely with respect to MARSHALL MONEY MARKET FUND (Money Market Fund).

------

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Money Market Fund.

Shareholder Fees (fees paid directly from your investment) None Annual Fund Operating Expenses (expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee                                                          0.15%(2)
Distribution (12b-1) Fee                                                0.30%
Shareholder Servicing Fee                                               0.25%
Other Expenses                                                          0.15%
                                                                        -----
Total Annual Fund Operating Expenses(1)                                 0.85%

(1) Although not contractually obligated to do so, the Adviser expects to waive certain amounts. The net expenses the Money Market Fund expects to pay for the fiscal period ending August 31, 2000 are shown below.

Total Annual Fund Operating Expenses (after waivers)                    0.80%
                                                                        =====
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses (after waivers) for the fiscal year ended August 31, 1999 were 0.96% and 0.71%, respectively.

(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee the Money Market Fund expects to actually pay (after the voluntary waiver) will be 0.10% for the period ending August 31, 2000. The management fee paid by the Money Market Fund (after the voluntary waiver) was 0.25% for the fiscal year ended August 31, 1999.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Money Market Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive fees for advisory and custodial services, and may receive fees for administrative and shareholder services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information". Wire-transferred redemptions may be subject to an additional fee.

Example

This Example is intended to help you compare the cost of investing in the Money Market Fund's Class A Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Money Market Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Money Market Fund's Class A Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          Class A Shares

1 Year                                                       $    87
3 Years                                                      $   271
5 Years                                                      $   471
10 Years                                                     $ 1,049

February 29, 2000
Marshall Funds Investor Services

P.O. Box 1348
Milwaukee, WI  53201-1348
1-800-580-FUND (3863)
Internet address:  http://www.marshallfunds.com
TDD:  Speech and Hearing Impaired Services

1-800-209-3520
25202 (2/00)                                               512750